Acquisition (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006
Acquisition [Abstract]
Acquisition of branch office in Richfield, PA, acquisition date		Sep. 08, 2006
Goodwill included in purchase price of the branch	$ 2,046	$ 2,046			$ 2,046
Core deposit intangible included in purchase price of the branch					449
Core deposit intangible amortization period		10 years
Amortization of intangibles	45	45	45	45
Core deposit intangible amortization expense		45
Core deposit intangible amortization expense, year one		45
Core deposit intangible amortization expense, year two		$ 29